Balance Sheet - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 4,494,540	$ 6,892,772	$ 9,781,925
Deferred offering costs	529,203	344,936
Prepaid expenses and other current assets	84,878	80,247	149,342
Total current assets	5,108,621	7,317,955	9,131,236
Restricted cash		0	800,031
Total assets	5,108,621	7,317,955	9,931,267
Current liabilities:
Accounts payable, accrued expenses and other current liabilities	483,666	399,551	311,867
Total current liabilities	483,666	399,551	311,867
Long term liabilities		0	0
Total liabilities	483,666	399,551	311,867
Commitments and contingencies
Stockholders' equity:
Common stock	9,291	9,291	9,291
Additional paid-in capital	29,301,586	28,567,221	28,037,889
Accumulated deficit	(24,673,727)	(21,655,712)	(18,427,780)
Accumulated other comprehensive loss	(12,195)	(2,396)	0
Total stockholders equity	4,624,955	6,918,404	9,619,400
Total liabilities and stockholders' equity	$ 5,108,621	$ 7,317,955	$ 9,931,267